Deposits (Maturity Schedule of Time Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deposits [Abstract]
2022	¥ 703,941
2023	279,490
2024	341,683
2025	281,527
2026	253,612
Thereafter	0
Total	¥ 1,860,253	¥ 1,752,755